Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of provisions [Line Items]
Disclosure of detailed information about provisions [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Provision for closure of mining units and exploration projects (b)	225,877	200,183
Provision for bonus to employees and officers	18,620	2,331
Provision for obligations with communities (c)	5,878	19,376
Provision for safety contingencies	4,877	3,898
Provision for labor contingencies	4,042	2,963
Provision for environmental liabilities	3,768	5,534
Board of Directors’ participation	2,108	1,273
Workers’ profit sharing payable	1,772	3,569
Provision for environmental contingencies	234	1,233
Other provisions	758	1,364

	267,934	241,724

Classification by maturity:
Current portion	68,172	76,847
Non-current portion	199,762	164,877

	267,934	241,724

Disclosure of detailed information about provision for closure of mining units and exploration projects [Text Block]
(b)	Provision for closure of mining units and exploration projects -
The table below presents the movement of the provision for closure of mining units and exploration projects:

	2018	2017
	US$(000)	US$(000)

Beginning balance	200,183	206,462

Changes (additions and deductions) in estimates
Continuing mining units, note 11(a)	42,874	10,594
Discontinued mining units, note 1(e)	6,013	12,701
Exploration projects, note 26(a)	(2,433)	891

Accretion expense:
Continuing mining units, note 27(a)	4,911	4,360
Exploration projects, note 27(a)	71	22
Discontinued mining units, note 1(e)	54	215

Disbursements	(25,796)	(23,292)
Sale of mining units, note 1(e)	-	(11,770)

Final balance	225,877	200,183

Classification by maturity:
Current portion	30,524	39,826
Non-current portion	195,353	160,357

	225,877	200,183

Minera Yanacocha SRL and subsidiary [member]
Disclosure of provisions [Line Items]
Disclosure of detailed information about provisions [Text Block]
(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Provision for closure of mining units and exploration projects (b)	1,294,464	1,234,731
Provision of social responsibility (c)	18,010	21,689
Accrual of operating costs (d)	11,442	15,064
Workers’ profit sharing payable (e)	3,920	1,733
Accrual of capital expenditure	3,682	1,840
Other provisions	2,785	1,403
	1,334,303	1,276,460

Classification by maturity:
Current portion	41,154	39,495
Non-current portion	1,293,149	1,236,965

	1,334,303	1,276,460

Disclosure of detailed information about provision for closure of mining units and exploration projects [Text Block]
The movement of the ARO for 2018, 2017 and 2016 is broken down as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Opening balance	1,234,731	1,012,888	578,959
Additional provisions	43,560	221,450	430,292
Payments	(19,842)	(21,376)	(10,467)
Unwinding of discount, note 20	36,015	21,769	14,104
Final balance	1,294,464	1,234,731	1,012,888

Classification by maturity
Current portion	19,325	19,455	15,636
Non-current portion	1,275,139	1,215,276	997,252

	1,294,464	1,234,731	1,012,888

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of provisions [Line Items]
Disclosure of detailed information about provisions [Text Block]
	December 31, 2018	December 31, 2017
	US$(000)	US$(000)

Current:
Provisions related to services and freight not invoiced	11,823	14,513
Provision for social commitments (a)	1,815	2,767
Provision for legal contingencies	1,719	1,232
Provision for remediation and mine closure (b)	-	690

Total current	15,357	19,202

Non–current:
Provision for royalties and mining tax (c)	191,299	133,376
Provision for remediation and mine closure (b)	131,888	156,169
Other long-term liabilities (d)	11,033	15,889
Provision for social commitments (a)	8,111	8,229

Total non-current	342,331	313,663

(a)	The provision for social commitments as of December 31, 2018, is associated with an irrigation project in La Joya (US$4.5 million) and repaving Alata-Congata Road (US$5.4 million).

(b)
The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law N° 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closing plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site was approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 MEM-DGAAM and its last modification, Resolution No 032-2018 MEM-DGAAM. As of December 31, 2018, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$42.7 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

As of December 31, 2018, the Company’s provision for remediation and mine closure was US$131.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.99%). As of December 31, 2017, the Company’s provision for remediation and mine closure was US$156.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 2.73%).
As of December 31, 2016, the Company’s provision for remediation and mine closure was US $153.3 million (reflecting the future value of the provision for remediation and mine closure of US $368.8 million, discounted using an annual risk-free rate of 2.97%)
The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines (MEM).

As of December 31, 2018, changes in estimates (US$32.0 million) are mainly due to changes in the escalation ratio.

(c)
As of December 31, 2018, represents the non-current portion of net assets tax (ITAN) for the years 2010, 2011 and 2013 of US$19.6 million and interest and penalties of (i) disputed mining royalties for the period October 2011 through December 2013 of US$70.0 million, (ii) special mining tax for the year 2011 through the year 2013 of US$50.8 million, (iii) income tax related to disputed mining royalties for the year 2010 of US$41.1 million and (iv) ITAN for the years 2010, 2011 and 2013 of US$9.8 million.

As of December 31, 2017, represents the non-current portion of disputed mining royalties for the period January 2009 through September 2011 of US$113.8 million, ITAN for the years 2010, 2011 and 2013 of US$19.6 million.

(d)
Primarily represents SUNAT assessments for prior years related to income and non-income tax contingencies in which the Company expects to obtain an unfavorable result of US$6.2 million as of December 31, 2018 (US$11.4 million as of December 31, 2017).

Disclosure of detailed information about provision for closure of mining units and exploration projects [Text Block]
The table below presents the changes in the provision for remediation and mine closure:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	156,859	153,313	161,270
Accretion expense	4,322	4,595	4,391
Changes in estimates, Note 7	(32,017)	(3,710)	(16,091)
Additions, Note 7	2,724	2,661	3,743

Final balance	131,888	156,859	153,313